Computer Software - Schedule of Changes in Computer Software (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	$ 900
Balance at end of year	830	$ 900
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions	23	309
Disposals of businesses		(18)
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Current year amortization	(485)	(449)
Computer software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	4,464	4,183
Acquisitions	25	82
Removed from service	(57)	(66)
Disposals of businesses	(60)	(144)
Translation and other, net	(2)	6
Balance at end of year	4,771	4,464
Computer software [member] | Gross carrying amount [member] | Internally generated [member]
Disclosure of detailed information about intangible assets [line items]
Additions	397	388
Computer software [member] | Gross carrying amount [member] | Not internally generated [member]
Disclosure of detailed information about intangible assets [line items]
Additions	4	15
Computer software [member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(3,564)	(3,275)
Current year amortization	(485)	(449)
Removed from service	57	66
Disposals of businesses	49	94
Translation and other, net	2	0
Balance at end of year	$ (3,941)	$ (3,564)